Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Povision	The provision for income taxes is as follows:
	2015	2014
Current:
Federal	-	-
State	-	-
Total Current	-	-
Deferred:	-	-
Total provision for income taxes:	-	-

Schdeule of Effective Income Tax

The provision (benefit) for income taxes differs from the amount computed by applying the statutory U.S. Federal income tax rate of 42.8% in 2015 and 41% in 2014 to the loss before income taxes due to the following for the years ended December 31:

	2015	2014

Book Income	$(981,800)	$(1,482,400)
Goodwill amortization	(81,100)	1,176,200
Allowance for Doubtful Accounts	5,800	-
Meals and Entertainment	4,000	1,000
Unrealized gain/loss on exchange rate	-	-
Stock Compensation Expense	-	3,900
Valuation allowance	1,053,100	301,300
	$-	$-

Schedule of Net Deferred Tax Assets and Liabilities

The Components of the Company’s deferred tax assets and liabilities are as follows:

	2015	2014

Deferred tax assets:
NOL Carryover	$1,233,100	$288,400
Allowance for Doubtful Accounts	5,200	-
Related Party Accruals	-	-
Deferred tax liabilities
Goodwill Amortization	996,900	-

Valuation allowance	(2,235,200)	(288,400)
Net deferred tax asset	$-	$-